Equity Incentive Plans	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans
11.	Equity Incentive Plans
In 2017, the Company adopted the 2017 Equity Incentive Plan (the “2017 Plan”).
On November 10, 2021, the 2017 Plan terminated and was replaced by the 2021 Plan (defined below), and future issuances of incentive instruments will be governed by the 2021 Plan. To the extent that outstanding awards under the 2017 Plan are forfeited or lapse unexercised, the shares of common stock subject to such awards will no longer be available for future issuance.
2021 Equity Incentive Plan
In 2021, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”). Options granted under the 2021 Plan may be Incentive Stock Options or Non-statutory Stock Options, as determined by the Compensation Committee of the Company’s board of directors, who is responsible for administering the 2021 Plan. Stock Purchase Rights may also be granted under the 2021 Plan. The term shall be no more than ten years from the date of grant thereof. In the case of an Incentive Stock Option granted to an optionee who, at the time the option is granted, owns stock representing more than 10% of the voting power of all classes of stock of the Company or any Parent or Subsidiary, the term of the option shall be five years
from the date of grant or such shorter term as may be provided in the option Agreement. To the extent outstanding awards under the 2021 Plan are forfeited or lapse unexercised, the shares of common stock subject to such awards will be available for future issuance under the 2021 Plan. The 2021 Plan provides that additional shares will automatically be added to the shares authorized for issuance under the 2021 Plan on January 1 of each year. The number of shares added each year will be equal to the lesser of: (i)
5.0
% of the outstanding shares of the Company’s common stock on December 31st of the preceding calendar year or (ii) such number of shares determined by the board of directors, in its discretion. On January 1, 2023,
4,839
shares were automatically added to the number of shares authorized for issuance under 2021 Plan (an increase equal to
5
% of the number of the outstanding shares of Company common stock as of December 31, 2022. Subsequent to the year ended December 31, 2023, on January 1, 2024,
73,304
shares
were automatically added to the number of shares authorized for issuance under 2021 Plan (an increase equal to
5
% of the number of the outstanding shares of Company common stock as of December 31, 2023).
In the case of an Incentive Stock Option, (i) granted to an employee who, at the time of grant of such option, owns stock representing more than 10% of the voting power of all classes of stock of the Company or any Parent or Subsidiary, the exercise price shall be no less than 110% of the Fair Market Value per Share on the date of grant; (ii) granted to any other employee, the per share exercise price shall be no less than 100% of the Fair Market Value per Share on the date of grant. In the case of a Non-statutory Stock Option, the per share exercise price shall be no less than 100% of the Fair Market Value per Share on the date of grant. Notwithstanding the foregoing, options may be granted with a per share exercise price other than as required above pursuant to a merger or other corporate transaction.
The options may include provisions permitting exercise of the option prior to full vesting. Any unvested shares upon termination shall be subject to repurchase by the Company at the original exercise price of the option. Stock options granted under the Company’s equity incentive plans generally vest over four years from the date of grant.
As of December 31, 2023, there were 7,190 shares of common stock available for issuance under the 2021 Plan.

The following table summarizes the option activity for the years ended December 31, 2023 and 2022:

			Options Outstanding
	Shares Available For Grant	Number of Options	Weighted Average Exercise Price	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Balances, January 1, 2022	7,073	6,082	$223.00	$1.06	8.56	$1,163
Shares reserved for issuance	4,858	—
Reserved shares cancelled	—	—
Options granted	(7,367)	7,367	$171.00	$1.01
Options forfeited / cancelled	—	(188)	$100.00	$0.44
Options expired	—	—	$—	$—
Options exercised	—	(563)	$100.00	$0.44

Balances, December 31, 2022	4,564	12,698	$200.00	$1.06	7.77	$62
Shares reserved for issuance	4,839	—
Reserved shares cancelled	—	—
Options granted	(5,750)	5,750	$12.68	$0.12
Options forfeited / cancelled	3,537	(3,787)	$131.45	$0.90
Options expired	—	—	$—	$—
Options exercised	—	—	$—	$—

Balances, December 31, 2023	7,190	14,661	$144.41	$0.74	7.42	$—

At December 31, 2023
Vested and exercisable		6,110	$199.12	0.97	6.27	$—
The weighted-average grant date fair value per share of stock options granted in 2023 and 2022 was $0.12 and $1.01, respectively. The aggregate intrinsic value of options vested and exercisable as of December 31, 2023 is calculated based on the difference between the exercise price and the current fair value of our common stock. As of December 31, 2023 there were no options outstanding or vested with an exercise price in excess of the market price of our stock.

The following table sets forth the status of the Company’s
non-vested
restricted common stock awards issued to employees:

	Number of Shares	Weighted- Average Grant-Date Fair Value Per Share
Non-vested as of January 1, 2022	1,009	$0.36
Vested	(71)	$0.36
Cancelled	(938)	$0.36

Non-vested as of December 31, 2022	—	$—

The fair value of restricted stock awards vested during the year ended December 31, 2022 was $11 thousand. There were no restricted stock awards outstanding during the year ended December 31, 2023.
Stock-Based Compensation
Options generally vest over four years whereby 25% vest upon the first anniversary of the issuance date and 1/36th per month thereafter. Stock-based compensation expense recognized during the years ended December 31, 2023 and 2022 was $271 thousand and $398 thousand, respectively. As of December 31,

2023, there were total unrecognized compensation costs of $440 thousand related to share-based payment awards which is expected to be recognized over a weighted-average amortization period of 2.04 years.
Prior to the IPO, the grant date fair market value of the shares of common stock underlying stock options had historically been determined by the Company’s Board of Directors. Because there had been no public market for the Company’s common stock, the Board of Directors exercised reasonable judgment and considered a number of objective and subjective factors to determine the best estimate of the fair market value, which included valuations performed by an independent third-party, important developments in the Company’s operations, sales of the Company’s convertible preferred stock, actual operating results, financial performance, the conditions in the life sciences industry, the economy in general, the stock price performance and volatility of comparable public companies, and the lack of liquidity of the Company’s common stock. For 2022 and 2023, the Company has used a comparative peer group for determining the expected volatility rate used in the calculation of fair value. Since the Company’s stock has not been publicly traded for a sufficiently long period of time, the expected volatility rate is based on a review of the historical volatilities, over a period of time equivalent to the expected life of the instrument being valued, of similarly positioned public companies within the Company’s industry.
The Company estimated the fair value of share-based payment awards using the Black-Scholes options valuation model. The fair value of share-based payment awards is being amortized on a straight-line basis over the requisite service period of the awards. The fair value of share-based payment awards was estimated on the date of grant using the following assumptions:

	2023	2022
Expected life (in years)	5.71 – 6.08	3.58 – 6.08
Expected volatility	114.59% - 153.33%	49.86% - 114.76%
Risk-free interest rate	3.50% - 4.01%	0.99% - 3.85%
Dividend yield	—%	—%
Expected Term:
The Company uses the simplified method to calculate expected term described in the Securities and Exchange Commission’s Staff Accounting Bulletin No. 107, which takes into account vesting term and expiration date of the options.
Volatility:
Volatility is based on an average of the historical volatilities of comparable publicly traded companies for the expected term.

Risk Free Interest Rate:
The risk-free rate is based on the U.S. Treasury yields in effect at the time of grant for periods corresponding with the expected term of the option.
Dividend Yield
: The Company has never declared or paid any cash dividends and does not plan to pay cash dividends in the foreseeable future, and therefore, used an expected dividend yield of zero in the valuation model.
No income tax benefits have been recognized relating to stock-based compensation expenses and no tax benefits have been realized from exercised stock options.
Total Stock-Based Compensation
Total stock-based compensation expense recorded related to share-based payment awards was allocated to research and development, sales and marketing, and general and administrative expense as follows (in thousands):

	2023	2022
Research and development	$103	$114
Sales and marketing	1	4
General and administrative	167	280

Total stock-based compensation	$271	$398